CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S.GAAP have been condensed or omitted.

As of December 31, 2013, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

CONDENSED BALANCE SHEETS

	December 31, 2013	December 31, 2012
Assets
Cash	$4,368,588	$7,645,949
Prepaid expenses	30,000	-
Investments in subsidiaries	294,843,080	322,526,371
Total assets	$299,241,668	$330,172,320

Liabilities and Stockholders' Equity
Current liabilities
Accrued liabilities and other payables	$113,000	$105,000
Total liabilities	113,000	105,000

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	-	4,978,698
Treasury stock	(498,799)	(414,063)
Retained earnings	127,963,861	163,276,046
Accumulated other comprehensive income	31,245,488	21,808,521
Total stockholders' equity	299,128,668	330,067,320

Total liabilities and stockholders' equity	$299,241,668	$330,172,320

CONDENSED STATEMENT OF INCOME

	For the years ended
	2013	2012	2011

General and administrative expenses	$(3,203,515)	$(2,419,836)	$(9,439,791)
Equity (loss)/income of subsidiaries	(10,933,902)	28,552,924	67,060,343
Net (loss) / income	$(14,137,417)	$26,133,088	$57,620,552

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2013	2012	2011

Net cash used in operating activities	$(3,192,625)	$(2,421,284)	$(7,887,611)
Net cash used in investing activities	-	-	(48,000,000)
Net cash (used in)/provided by financing activities	(84,736)	(1,554,674)	61,957,131
Cash as of January 1	7,645,949	11,621,907	5,552,387
Cash as of December 31	$4,368,588	$7,645,949	$11,621,907